Note 43 - Impairment or reversal of impairment on non-financial assets	6 Months Ended
Jun. 30, 2018
Impairment or reversal of impairment on non-financial assets
Impairment or Reversal of Impairment on non-financial assets

Impairment or reversal of impairment on non-financial assets

The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of euros)
	June 2018	June 2017
Tangible assets	18	17
Intangible assets	3	10
Others	(21)	53
Total	-	80